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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:

NYSE Arca, Inc.

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):

Open-end Management Investment Company

3. Class of New Derivative Securities Product:

Investment Company Units

4. Name of Underlying Instrument:

John Hancock Dimensional Developed International Index

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:

Broad-Based

6. Ticker Symbol(s) of New Derivative Securities Product:

JHMD

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:

NYSE, Tokyo, Milan, Euronext Paris, London SIX Swiss, Oslo, OMX Nordic Stockholm, Madrid, OMX Nordic Copenhagen, Euronext Amsterdam, Tel Aviv, Dublin, XETRA, Euronext Brussels, OMX Nordic Helsinki, Vienna, ASX, Singapore, Hong Kong, New Zealand

8. Settlement Methodology of New Derivative Securities Product:

Regular way trades settle on T+3/Book entry only held in DTC.

16019688

9. Position Limits of New Derivative Securities Product (if applicable):

Not applicable.

RECEIVED 2016 DEC 20 AM 9:17 SEC / TM

Part II **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:

Martha Redding

Title:

Associate General Counsel and Assistant Secretary

Telephone Number:

(212) 656-2938

Manual Signature of Official Responsible for Form:

[signature]

December 16, 2016

SEC 2449 (1/99)

Martha Redding
Associate General Counsel
Assistant Secretary

New York Stock Exchange
11 Wall Street
New York, NY 10005
T + 1 212 656 2938
F + 1 212 656 8101
Martha.Redding@theice.com

NYSE

RECEIVED
2016 DEC 20 PM 2:14
SEC / TM

Via Overnight Mail

December 16, 2016

SEC
Mail Processing
Section
DEC 20 2016
Washington DC
412

Ms. Claudette Ransom
US Securities and Exchange Commission
Division of Trading and Markets
Station Place – Building I
100 F Street, N.E. – Room 6628
Washington, DC 20549

Re: 19b-4(e) – Transmittal

Dear Ms. Ransom:

Enclosed for filing pursuant to Section 19(b) of the Securities Exchange Act of 1934 and Rule 19b-4 thereunder, please find an original and nine copies of Form 19b-4(e) with respect to the securities listed below.

SPDR Russell 1000 Low Volatility ETF (LGLV)
SPDR Russell 2000 Low Volatility ETF (SMLV)
Amplify YieldShares CWP Dividend & Option Income ETF (DIVO)
NuShares ESG Large-Cap Growth ETF (NULG)
NuShares ESG Large-Cap Value ETF (NULV)
NuShares ESG Mid-Cap Growth ETF (NUMG)
NuShares ESG Mid-Cap Value ETF (NUMV)
NuShares ESG Small-Cap ETF (NUSC)
John Hancock Multifactor Developed International ETF (JHMD)

If you have any questions, please do not hesitate to call me at (212) 656-2938.

Sincerely,

Enclosures

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	DEC 20 2016